Additional Information-Parent Company Only Condensed Financial Information - Condensed statements of operations and comprehensive loss (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (418,531)	$ (58,949)	¥ (621,973)	¥ (690,292)
Total operating expenses	(3,368,073)	(474,383)	(3,411,803)	(2,944,610)
Loss from operations	(1,072,225)	(151,020)	(1,603,751)	(1,390,709)
Other income/(expenses):
Interest income	158,671	22,348	68,104	31,305
Exchange (losses)/ gains	97	14	71,749	(16,665)
Others, net	49,236	6,935	5,983	(4,391)
Net loss	(839,528)	(118,245)	(1,578,403)	(1,298,880)
Accretions of convertible redeemable preferred shares to redemption value				170,585
Net loss
Total other comprehensive (loss)/income	45,257	6,374	273,310	(143,190)
Foreign currency translation adjustments	45,257		273,310	(143,190)
Comprehensive loss attributable to Zhihu Inc.'s shareholders	(798,384)	(112,450)	(1,307,847)	(1,612,655)
Reportable legal entities | Zhihu Inc.
Operating expenses:
General and administrative expenses	(45,625)	(6,426)	(79,908)	(30,019)
Total operating expenses	(45,625)	(6,426)	(79,908)	(30,019)
Loss from operations	(45,625)	(6,426)	(79,908)	(30,019)
Other income/(expenses):
Interest income	5,105	719	1,027	123
Exchange (losses)/ gains	138	19	516	(523)
Share of loss of subsidiaries	(816,004)	(114,932)	(1,502,792)	(1,268,461)
Others, net	12,745	1,796
Net loss	(843,641)	(118,824)	(1,581,157)	(1,298,880)
Accretions of convertible redeemable preferred shares to redemption value				(170,585)
Net loss attributable to Zhihu Inc.'s shareholders	(843,641)	(118,824)	(1,581,157)	(1,469,465)
Net loss
Total other comprehensive (loss)/income	45,257	6,374	273,310	(143,190)
Foreign currency translation adjustments	45,257	6,374	273,310	(143,190)
Total comprehensive loss	(798,384)	(112,450)	(1,307,847)	(1,442,070)
Comprehensive loss attributable to Zhihu Inc.'s shareholders	¥ (798,384)	$ (112,450)	¥ (1,307,847)	¥ (1,612,655)